N-2	Jun. 01, 2026 USD ($)
Cover [Abstract]
Entity Central Index Key	0001504619
Amendment Flag	false
Securities Act File Number	814-00891
Document Type	8-K
Entity Registrant Name	PennantPark Floating Rate Capital Ltd.
Entity Address, Address Line One	1691 Michigan Avenue
Entity Address, City or Town	Miami Beach
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33139
City Area Code	786
Local Phone Number	297-9500
Entity Emerging Growth Company	false
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Long Term Debt [Table Text Block]
On June 1, 2026, PennantPark Floating Rate Capital Ltd. (the “Company”) and Equiniti Trust Company, LLC (the “Trustee”) entered into a Third Supplemental Indenture (the “Third Supplemental Indenture”) to the Indenture between the Company and the Trustee, dated March 23, 2021 (the “Base Indenture,” and together with the Third Supplemental Indenture, the “Indenture”). The Third Supplemental Indenture relates to the Company’s issuance of $105,000,000 aggregate principal amount of its 7.375% Notes due 2031 (the “Notes”), which includes $5,000,000 in aggregate principal amount issued pursuant to the partial exercise of the underwriters’ over-allotment option.
The Notes will mature on June 15, 2031 and may be redeemed in whole or in part at the Company’s option at any time or from time to time on or after June 15, 2028 according to the terms set forth in the Indenture. The Notes bear interest at a rate of 7.375% per year and will be paid quarterly in arrears on March 15, June 15, September 15 and December 15 of each year, commencing September 15, 2026.
The Notes are expected to be listed on the New York Stock Exchange, and the Company expects trading to commence thereon within 30 days of the original issue date under the trading symbol “PFLA.” The Notes are the Company’s direct unsecured obligations that rank pari passu in right of payment with any existing and future unsecured unsubordinated indebtedness of the Company; senior in right of payment to any of the Company’s future indebtedness that expressly states it is subordinated in right of payment to the Notes; senior to any series of preferred stock that the Company may issue in the future; effectively subordinated in right of payment to all of the Company’s existing and future secured indebtedness (including indebtedness that is initially unsecured, but to which the Company subsequently grants security), to the extent of the value of the assets securing such indebtedness; and structurally subordinated to all existing and future indebtedness and other obligations of any of the Company’s subsidiaries, financing vehicles or similar facilities.
The Indenture contains certain covenants, including covenants requiring the Company to (i) comply with the asset coverage requirements of Section 18(a)(1)(A) as modified by Section 61(a)(1) and (2) of the Investment Company Act of 1940, as amended, or any successor provisions, whether or not the Company is subject thereto, giving effect to any exemptive relief granted to the Company by the U.S. Securities and Exchange Commission; (ii) not declare any dividend (except a dividend payable in its stock), or declare any other distribution, upon a class of the Company’s capital stock, or purchase any such capital stock, unless the Company has asset coverage, as defined in the 1940 Act, of at least the threshold specified under Section 18(a)(1)(B) as modified by Section 61(a)(2) of the 1940 Act, or any successor provisions, after deducting the amount of such dividend, distribution or purchase price, as the case may be, giving effect to any applicable no-action
or other relief granted by the SEC; and (iii) if, at any time, the Company is no longer subject to the reporting requirements under the Securities Exchange Act of 1934, as amended, furnish to the holders of the Notes and the Trustee audited annual consolidated financial statements within 90 days of its fiscal year end, and unaudited interim consolidated financial statements within 45 days of its fiscal quarter end (other than its fourth fiscal quarter), in each case prepared in all material respects in accordance with generally accepted accounting principles.
The Notes were offered and sold in an offering registered under the Securities Act of 1933, as amended, pursuant to the Registration Statement on Form
N-2
(File
No. 333-279726)
(the “Registration Statement”), the preliminary prospectus supplement, dated May 27, 2026, and a final prospectus supplement, dated May 27, 2026. The transaction closed on June 1, 2026. The net proceeds to the Company were approximately $101.19 million, after deducting the underwriting discounts and commissions and estimated offering expenses. The Company intends to use the net proceeds from the offering to repay its outstanding obligations under its revolving credit facility, to invest in new or existing portfolio companies and for general corporate or strategic purposes.
The foregoing descriptions of the Third Supplemental Indenture and the Notes do not purport to be complete and are qualified in their entirety by reference to the full text of the Third Supplemental Indenture and the form of global note representing the Notes, respectively, each filed as exhibits hereto and incorporated by reference herein.

Long Term Debt, Principal	$ 105,000,000
Long Term Debt, Dividends and Covenants [Text Block]
The Indenture contains certain covenants, including covenants requiring the Company to (i) comply with the asset coverage requirements of Section 18(a)(1)(A) as modified by Section 61(a)(1) and (2) of the Investment Company Act of 1940, as amended, or any successor provisions, whether or not the Company is subject thereto, giving effect to any exemptive relief granted to the Company by the U.S. Securities and Exchange Commission; (ii) not declare any dividend (except a dividend payable in its stock), or declare any other distribution, upon a class of the Company’s capital stock, or purchase any such capital stock, unless the Company has asset coverage, as defined in the 1940 Act, of at least the threshold specified under Section 18(a)(1)(B) as modified by Section 61(a)(2) of the 1940 Act, or any successor provisions, after deducting the amount of such dividend, distribution or purchase price, as the case may be, giving effect to any applicable no-action
or other relief granted by the SEC; and (iii) if, at any time, the Company is no longer subject to the reporting requirements under the Securities Exchange Act of 1934, as amended, furnish to the holders of the Notes and the Trustee audited annual consolidated financial statements within 90 days of its fiscal year end, and unaudited interim consolidated financial statements within 45 days of its fiscal quarter end (other than its fourth fiscal quarter), in each case prepared in all material respects in accordance with generally accepted accounting principles.